American Funds Tax-Exempt Preservation Portfolio (Prospectus Summary): | American Funds Tax-Exempt Preservation Portfolio
American Funds Tax-Exempt Preservation Portfolio

American Funds Portfolio Series SM
Prospectus Supplement

June 15, 2012

(for prospectus dated March 27, 2012)

The table in the Summary section for the American Funds Tax-Exempt Preservation Portfolio under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Tax-Exempt Preservation Portfolio		Class A	Class B	Class C	Class F-1	Class F-2
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.25%	none
Other expenses	[1]	0.68%	0.68%	0.68%	0.62%	0.64%
Acquired (underlying) fund fees and expenses	[1]	0.31%	0.31%	0.31%	0.31%	0.31%
Total annual fund operating expenses		1.34%	2.09%	2.09%	1.28%	1.05%
Fee waiver and/or expense reimbursement	[2]	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.76%	1.51%	1.51%	0.70%	0.47%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

The table in the Summary section for the American Funds Tax-Exempt Preservation Portfolio under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety as follows:

Expense Example American Funds Tax-Exempt Preservation Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	326	608
Class B	654	999
Class C	254	599
Class F-1	72	349
Class F-2	48	276

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption American Funds Tax-Exempt Preservation Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class B	154	599
Class C	154	599

Keep this supplement with your prospectus